Cash and cash equivalents: - Restricted cash (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 17, 2022
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA	$ 579,093	$ 360,880
Mexico
Disclosure of geographical areas [line items]
Restricted Cash and Cash Equivalents	0	94,820
Restricted Cash Under Master Development Program	0	94,820	$ 148,621	$ 148,621
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Restricted Cash and Cash Equivalents	$ 1,464,532	$ 1,159,700